Staff Retirement Plans (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2026 USD ($) $ / shares	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 MMK (K)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2026 EUR (€)
Staff Retirement Plans [Line Items]
Recognized as defined benefit obligation	$ 26			$ 23
Employer matching contribution percent	3.00%	3.00%	3.00%
Employee compensation cap		$ 1,500	K 9,000
Relevant compensation (in Dollars per share) | $ / shares	$ 0.004
Employee benefit expenses	$ 35			39	$ 44
Statutory pension insurance and statutory unemployment insurance	9,700					€ 8,450
Liability for Long Term Policy Benefits, Life	6,700					€ 5,813
Employee benefit expenses	15
Staff retirement plans	$ 141			120	156
Postemployment Retirement Benefits [Member]
Staff Retirement Plans [Line Items]
Relevant compensation (in Dollars per share) | $ / shares	$ 0.19
Social Security Board [Member]
Staff Retirement Plans [Line Items]
Employee benefit expenses	$ 2			3	3
China [Member]
Staff Retirement Plans [Line Items]
Employee benefit expenses	$ 134			$ 118	$ 86
MPF [Member]
Staff Retirement Plans [Line Items]
Employer matching contribution percent	5.00%	5.00%	5.00%